ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 58,015,843	$ 29,521,016	$ 112,719,248	$ 52,167,809
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	45,969,065	24,549,083	98,406,034	45,575,957
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 12,046,778	$ 4,971,933	$ 14,313,214	$ 6,591,852